Advances repayable (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Current and Non-current Portion Financial Liabilities
(€‘000)	2017	2016
Total Non-Current portion as of 1st of January	7,330	10,484
Total Non-Current portion as of December 31,	1,544	7,330

Total Current portion as of 1st of January	1,108	898
Total Current potion as of December 31,	226	1,108

Summary of Information on Other Outstanding Advances
reference is made to the table below which shows (i) the year for which amounts under those agreements have been received and initially recognised on the balance sheet for the financial liability and deferred grant income components and (ii) a description of the specific characteristics of those recoverable cash advances including repayment schedule and information on other outstanding advances. In 2018 and 2019, we will be required to make exploitation decisions on our remaining outstanding RCAs related to the CAR-T platform.

(in €‘000)			Amounts received for the years ended December 31,				Amounts to be received		As of December 31,2017
Id	Project	Contractual amount	Prior years	2016	2017	Cumulated cashed in	2018 and beyond	Status	Amount reimbursed (cumulative)
5160	C-Cure	2,920	2,920	—		2,920	—	Abandoned	0
5731	C-Cure	3,400	3,400	—		3,400	—	Abandoned	0
5914	C-Cure	700	687	—		687	—	Abandoned	180
5915	C-Cathez	910	910	—		910	—	Exploitation	390
5951	Industrialization	1,470	866	—		866	—	Abandoned	0
6003	C-Cure	1,729	1,715	—		1,715	—	Abandoned	0
6230	C-Cure	1,084	1,084	—		1,084	—	Abandoned	0
6363	C-Cure	1,140	1,126	—		1,126	—	Abandoned	1,536
6548	Industrialization	660	541	—		541	—	Abandoned	0
6633	C-Cathez	1,020	1,020	—		1,020	—	Exploitation	153
6646	Proteins	1,200	450	—		450	—	Abandoned	450
7027	C-Cathez	2,500	2,232	268		2,500	—	Exploitation	150
7246	C-Cure	2,467	1,480	740	247	2,467	—	Abandoned	0
7502	CAR-T Cell	2,000	—	1,800	200	2,000	—	Research	0
7685	THINK	3,496	—	—	873	873	2,623	Research	0

Total		26,696	18,431	2,808	1,320	22,559	2,623		2,859

Summary of Certain Terms and Conditions for the Recoverable Cash Advances

The table below summarizes, in addition to the specific characteristics described above, certain terms and conditions for the recoverable cash advances:

Contract number	Research phase	Percentage of total project costs	Turnover- dependent reimbursement	Turnover-independent reimbursement	Interest rate accrual	Amounts due in case of licensing (per year) resp. Sale
(€‘000)
5160	01/05/05-30/04/08	70%	0.18%	Consolidated with 6363	N/A	N/A
5731	01/05/08-31/10/09	70%	0.18%	Consolidated with 6363	N/A	N/A
5914	01/09/08-30/06/11	70%	5.00%	€30k in 2012 and €70k each year after	N/A	10% with a minimum of 100/Y
5915	01/08/08-30/04/11	70%	5.00%	€40k in 2012 and €70k each year after	N/A	10% with a minimum of 100/Y
5951	01/09/08-31/12/14	70%	5.00%	€100k in 2014 and €150k each year after	N/A	10% with a minimum of 200/Y
6003	01/01/09-30/09/11	60%	0.18%	Consolidated with 6363	N/A	N/A
6230	01/01/10-31/03/12	60%	0.18%	Consolidated with 6363	N/A	N/A
6363	01/03/10-30/06/12	60%	0.18%	From €103k to €514k starting in 2013 until 30% of advance is reached	Starting on 01/01/13	N/A
6548	01/01/11-31/03/13	60%	0.01%	From €15k to €29k starting in 2014 until 30% of advance is reached	Starting on 01/10/13	N/A
6633	01/05/11-30/11/12	60%	0.27%	From €10k to €51k starting in 2013 until 30% of advance is reached	Starting on 01/06/13	N/A
6646	01/05/11-30/06/15	60%	0.01%	From €12k to €60k starting in 2015 until 30% of advance is reached	Starting on 01/01/16	N/A
7027	01/11/12-31/10/14	50%	0.33%	From €25k to €125k starting in 2015 until 30% of advance is reached	Starting on 01/01/15	N/A
7246	01/01/14-31/12/16	50%	0,05%	From €30k to €148k starting in 2017 until 30% of advance is reached.	Starting in 2017	N/A
7502	01/12/15-30/11/18	45%	0.19%	From €20k to €50k starting in 2019 until 30% is reached.	Starting 2019	N/A
7685	1/01/2017-31/12/2019	45%	0.33%	From €35k to €70k starting in 2019 until 30% is reached.	Starting 2020	N/A